Lease - Operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group's leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease expenses	$ 6,580,883	$ 5,168,034
Short-term lease expenses	$ 562,458	$ 520,775